Other income/(expenses) - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022
Disclosure of Other Income expenses [Abstract]
Gain (loss) on reimbursement from suppliers	€ 0	€ 0	€ 1,400